Net finance costs	12 Months Ended
Dec. 31, 2021
Net finance costs
Net finance costs
25.	Net finance costs

	2021	2020
	$	$
Financial expenses
Interest and fees on convertible debentures	—	171,042
Interest accretion of convertible debentures	—	182,700
Interest on term loans	99,960	20,957
Interest on lease liabilities	307,691	211,666
Interest accretion on promissory notes and on balance due on business combination	110,203	17,937
Penalties and other interest expenses	19,325	57,550
Capitalized borrowing costs on Equipment under construction	—	(137,778)
	537,179	524,074
Financial income
Accretion interest on royalty receivable	(132,809)	—
Net finance costs	404,370	524,074